UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 E. Michigan St.
Milwaukee, WI  53202

(Name and address of agent for service)

(414) 765-5569
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2015

Date of reporting period: March 31, 2015

Item 1. Reports to Stockholders.

Annual Report
March 31, 2015

AlphaClone Alternative Alpha ETF
Ticker: ALFA

AlphaClone Alternative Alpha ETF
TABLE OF CONTENTS

AlphaClone Alternative Alpha ETF
Dear AlphaClone Alternative Alpha Shareholders,

I would like to start by thanking you for your investment in the AlphaClone Alternative Alpha ETF (ALFA).  This is the Annual Report to Shareholders that covers the period April 1, 2014 through March 31, 2015.

This year proved to be another strong showing for ALFA.  For the fiscal year ended March 31, 2015, the ALFA market price return was 18.98% and its NAV return was 18.78%.  During the same time period, the S&P 500 Index, a broad market index had a total return of 12.73%.  We believe this validates the strategy behind the AlphaClone Hedge Fund Long/Short Index which the fund tracks.  The index is designed to favor investments by hedge fund and institutional investors based on the efficacy of replicating their publicly disclosed positions and selecting the high conviction equities from those managers with the highest rankings.

The methodology of the index that underlies ALFA is designed to continuously score the world’s most established investment managers based on the efficacy of following their publicly disclosed holdings.  This approach allows the index to continually adjust and reflect the collective sentiment of manager’s it tracks.  This is evident when looking at the index’s sector exposures over the prior 12 months.  The index was overweight in well performing sectors such as healthcare and technology, and underweight in poorly performing sectors, such as energy.  Some of the Fund’s biggest winners came from the overweight healthcare sector with Intermune, Inc. returning 83.50%, Allergan, Inc. returning 31.40% and Gilead Sciences, Inc. returning 142.90%.  Similarly, some of the Fund’s biggest losers for the year came from the underweight energy sector with EXCO Resources, Inc. returning a negative -46.00% and EV Energy Partners LP returning a negative -62.40%.

While the markets have performed very well over the last 12 months, the index underlying the Fund is also built to automatically hedge should the markets sour over a protracted period (multiple months).  The index’s dynamic hedge is triggered when the S&P 500 ETF (SPY), closes below its 200 day moving average at any month end.  When the hedge is triggered the index will move to a S&P 500 neutral posture until SPY closes above its 200 day moving average at any month end.  While we believe this should provide a hedge against a protracted market down-cycle, the strategy could still be susceptible to sudden, dramatic shocks and reversals should they occur.

Thank you again for the confidence you have placed in us and for the opportunity to manage your assets in the Fund.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts

AlphaClone Alternative Alpha ETF
Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Investments involve risk.  Principal loss is possible.  The AlphaClone Alternative Alpha Fund has the same risks as the underlying securities traded on the exchange throughout the day.  Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value.  The fund can make short sales of securities, which involves the risk that losses in securities may exceed the original amount invested in a security.  Investments by the fund in derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  The fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants.  Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects.  In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.  Investments in securities of MLPs involve risks that differ from an investment in common stock.  Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership.  There are also certain tax risks associated with an investment in units of MLPs.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.  The performance of the fund may diverge from that of the Index.  Because the fund employs a representative sampling strategy and may also invest up to 20% of its assets in securities that are not included in the Index, or may overweight or underweight certain components of the Index, it may experience tracking error to a greater extent than a fund that seeks to replicate an index.  The fund is not actively managed and may be affected by a general decline in market segments related to the index.  The fund invests in securities included in, or representative of securities included in, the index, regardless of their investment merits.  Outside the index construction rules, the fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the fund.

AlphaClone (the “Index Provider”) and the Fund are in no way affiliated with the hedge funds and/or institutional investors whose public filings are utilized to derive the index’s constituents.  Public filings may not disclose all an investment manager’s positions.

The AlphaClone Hedge Fund Long/Short Index represents equity securities that are favored by hedge funds and institutional investors in their public disclosures.  The index is equal weighted with an overlap bias which gives a security held by twice the number of managers twice the weight.  The index is reconstituted quarterly and can vary between being long only and market neutral.  The index’s adjustment in long/short positions does not guarantee against market loss.  You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for complete Fund holdings.

Opinions expressed are those of the Fund manager and are subject to change, are not guaranteed and should not be considered investment advice.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The SPDR S&P 500 ETF (SPY) is a passively managed ETF that tracks the S&P 500 Index.  You cannot invest directly in an index.

Exchange Traded Concepts LLC is the Adviser to AlphaClone Alternative Alpha ETF which is distributed by Quasar Distributors LLC. Quasar is not affiliated with Exchange Traded Concepts LLC or Alpha Clone.

AlphaClone Alternative Alpha ETF
PORTFOLIO ALLOCATION
As of March 31, 2015 (Unaudited)

Percentage of
Sector	Net Assets
Manufacturing	35.3%
Information	16.1
Finance and Insurance	10.6
Professional, Scientific, and Technical Services	10.5
Transportation and Warehousing	6.2
Retail Trade	4.4
Construction	3.3
Utilities	3.3
Mining, Quarrying, and Oil and Gas Extraction	2.1
Wholesale Trade	1.5
Health Care and Social Assistance	1.2
Management of Companies and Enterprises	1.2
Accommodation and Food Services	1.1
Real Estate Investment Trusts	1.1
Educational Services	1.0
Real Estate and Rental and Leasing	1.0
Short-term assets	0.1
Cash and other assets less liabilities	0.0^
100.0%
^  Amount is less than 0.05%.

AlphaClone Alternative Alpha ETF

Growth of $10,000
(Unaudited)

		Since
Average Annual Returns		Inception
Period Ended March 31, 2015	1 Year	(5/30/12)
AlphaClone Alternative Alpha ETF (NAV)	18.78%	23.77%
AlphaClone Alternative Alpha ETF (Market)	18.98%	23.83%
AlphaClone Hedge Fund Long/Short Index	19.50%	24.80%
S&P 500 Index	12.73%	19.89%

This chart illustrates the performance of a hypothetical $10,000 investment made on May 30, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

AlphaClone Alternative Alpha ETF
SCHEDULE OF INVESTMENTS
March 31, 2015

Shares		Value

COMMON STOCKS – 98.8%
	Accommodation and Food Services – 1.1%
21,634	Darden Restaurants, Inc.	$1,500,102

	Construction – 3.3%
51,186	DR Horton, Inc.	1,457,778
27,841	Lennar Corporation	1,442,442
1,047	NVR, Inc. (a)	1,391,107
		4,291,327
	Educational Services – 1.0%
258,574	Career Education Corporation (a)	1,300,627

	Finance and Insurance – 10.6%
32,633	Alibaba Group Holding Limited – ADR (a)	2,716,371
66,551	Ally Financial, Inc. (a)	1,396,240
26,727	Citigroup, Inc.	1,376,975
53,506	E*TRADE Financial Corporation (a)	1,527,864
39,667	First American Financial Corporation	1,415,318
8,962	FleetCor Technologies, Inc. (a)	1,352,545
35,386	The Bank of New York Mellon Corporation	1,423,933
40,752	Visa, Inc.	2,665,588
		13,874,834
	Health Care and Social Assistance – 1.2%
106,433	Select Medical Holdings Corporation	1,578,401

	Information – 16.1%
7,662	Charter Communications, Inc. (a)	1,479,609
15,782	DIRECTV (a)	1,343,048
45,263	Discovery Communications, Inc. (a)	1,334,127
17,366	Facebook, Inc. (a)	1,427,746
2,508	Google, Inc. (a)	1,374,384
90,058	GTT Communications, Inc. (a)	1,700,295
26,702	Liberty Global PLC-Series C (a)	1,330,027
31,626	Microsoft Corporation	1,285,755
13,285	NetEase, Inc. – ADR	1,398,910
31,720	Oracle Corporation	1,368,718
28,191	Rackspace Hosting, Inc. (a)	1,454,374
18,297	Time Warner Cable, Inc.	2,742,354
11,635	Tyler Technologies, Inc. (a)	1,402,367

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Continued)

Shares		Value

COMMON STOCKS (Continued)
	Information (Continued)
77,160	Web.com Group, Inc. (a)	$1,462,182
		21,103,896
	Management of Companies and Enterprises – 1.2%
25,819	Cooper-Standard Holdings, Inc. (a)	1,528,485

	Manufacturing – 35.3%
0	Actavis PLC (a)(b)	56
38,112	Altera Corporation	1,635,386
42,805	Apple, Inc.	5,326,226
131,891	BioCryst Pharmaceuticals, Inc. (a)	1,190,976
22,569	Celgene Corporation (a)	2,601,754
12,046	Constellation Brands, Inc. (a)	1,399,866
48,369	EMC Corporation/MA	1,236,311
16,326	Endo International Plc (a)	1,464,442
9,989	General Dynamics Corporation	1,355,807
37,613	General Motors Company	1,410,487
33,483	Handy & Harman, Ltd. (a)	1,374,812
73,103	Horizon Pharma Plc (a)	1,898,485
11,175	Keurig Green Mountain, Inc.	1,248,583
38,388	Libbey, Inc.	1,532,065
11,621	Mallinckrodt Plc (a)	1,471,800
91,231	Micron Technology, Inc. (a)	2,475,097
37,964	Mondelez International, Inc.	1,370,121
13,827	Novartis AG – ADR	1,363,480
6,403	Pharmacyclics, Inc. (a)	1,638,848
19,426	QUALCOMM, Inc.	1,346,999
15,713	Skyworks Solutions, Inc.	1,544,431
56,332	Spirit AeroSystems Holdings, Inc. (a)	2,941,094
12,636	TransDigm Group, Inc.	2,763,746
8,938	United Therapeutics Corporation (a)	1,541,224
20,824	Valeant Pharmaceuticals International, Inc. (a)	4,136,063
		46,268,159
	Mining, Quarrying, and Oil and Gas Extraction – 2.1%
17,386	Phillips 66	1,366,539
16,916	Vulcan Materials Company	1,426,019
		2,792,558

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Continued)

Shares		Value

COMMON STOCKS (Continued)
	Professional, Scientific, and Technical Services – 10.5%
8,740	Amgen, Inc.	$1,397,089
20,340	Baidu, Inc. – ADR (a)	4,238,856
10,211	Biogen Idec, Inc. (a)	4,311,493
15,277	Mastercard, Inc.	1,319,780
11,985	Pacira Pharmaceuticals, Inc. (a)	1,064,867
17,505	ServiceNow, Inc. (a)	1,379,044
		13,711,129
	Real Estate and Rental and Leasing – 1.0%
22,884	Avis Budget Group, Inc. (a)	1,350,499

	Retail Trade – 4.4%
17,630	Asbury Automotive Group, Inc. (a)	1,465,053
36,789	Copart, Inc. (a)	1,382,163
15,158	L Brands, Inc.	1,429,248
17,054	Walgreens Boots Alliance, Inc.	1,444,132
		5,720,596
	Transportation and Warehousing – 6.2%
60,745	Delta Air Lines, Inc.	2,731,095
124,815	Eagle Bulk Shipping, Inc. (a)	922,383
73,178	Hawaiian Holdings, Inc. (a)	1,611,745
396,858	Navios Maritime Acquisition Corporation	1,404,877
31,635	Southwest Airlines Company	1,401,431
		8,071,531
	Utilities – 3.3%
130,025	Calpine Corporation (a)	2,973,672
19,346	Dominion Resources, Inc.	1,371,051
		4,344,723
	Wholesale Trade – 1.5%
19,790	Auspex Pharmaceuticals, Inc. (a)	1,984,343
	TOTAL COMMON STOCKS (Cost $123,997,733)	129,421,210

REAL ESTATE INVESTMENT TRUSTS – 1.1%
23,671	Ryman Hospitality Properties, Inc.	1,441,801
	TOTAL REITS (Cost $1,417,235)	1,441,801

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Continued)

Shares		Value

SHORT-TERM INVESTMENTS – 0.1%
162,326	Short Term Investments Trust –
	Liquid Assets Portfolio, 0.08%*	$162,326
	TOTAL SHORT-TERM INVESTMENTS (Cost $162,326)	162,326
	Total Investments (Cost $125,577,294) – 100.0%	131,025,337
	Liabilities in Excess of Other Assets – 0.0%	(4,691)
	TOTAL NET ASSETS – 100.0%	$131,020,646

*	Annualized seven-day yield as of March 31, 2015.
(a)	Non-income producing security.
(b)	Less than 0.5 shares held.
ADR	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF
STATEMENT OF ASSETS & LIABILITIES
At March 31, 2015

ASSETS
Investments in securities, at value (Cost $125,577,294)	$131,025,337
Cash	429
Interest and dividends receivable	85,976
Total assets	131,111,742

LIABILITIES
Management fees payable	91,096
Total liabilities	91,096

NET ASSETS	$131,020,646

Net assets consist of:
Paid-in capital	$128,146,590
Undistributed (accumulated) net investment income (loss)	(237,736)
Accumulated net realized gain (loss) on investments	(2,336,251)
Net unrealized appreciation (depreciation) on:
Investments in securities	5,448,043
Net assets	$131,020,646

Net asset value:
Net assets	$131,020,646
Shares outstanding^	2,900,000
Net asset value, offering and redemption price per share	$45.18

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF
STATEMENT OF OPERATIONS
Year Ended March 31, 2015

INCOME:
Dividends (net of foreign withholding tax of $6,903)	$719,020
Interest	563
Total investment income	719,583

EXPENSES:
Management fees	841,534
Total expenses	841,534
Net investment income (loss)	(121,951)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	10,065,302
Change in unrealized appreciation (depreciation) on investments	5,920,681
Net realized and unrealized gain (loss) on investments	15,985,983
Net increase (decrease) in net assets
resulting from operations	$15,864,032

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2015	March 31, 2014
OPERATIONS
Net investment income (loss)	$(121,951)	$23,152
Net realized gain (loss) on investments	10,065,302	5,171,089
Change in unrealized appreciation
(depreciation) of investments	5,920,681	(1,145,747)
Net increase (decrease) in net
assets resulting from operations	15,864,032	4,048,494

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(8,998)	(4,215)
From net realized gain	—	(344,556)
Total distributions to shareholders	(8,998)	(348,771)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	27,678,580	73,005,000
Net increase (decrease) in net assets
derived from net share in
outstanding shares (a)	27,678,580	73,005,000
Net increase (decrease) in net assets	$43,533,614	$76,704,723

NET ASSETS
Beginning of period	$87,487,032	$10,782,309
End of period	$131,020,646	$87,487,032
Undistributed (accumulated) net
investment income (loss)	$(237,736)	$8,896

(a) Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2015		March 31, 2014
	Shares	Amount	Shares	Amount
Subscriptions	5,500,000	$228,110,880	3,550,000	$132,624,500
Redemptions	(4,900,000)	(200,432,300)	(1,600,000)	(59,619,500)
	600,000	$27,678,580	1,950,000	$73,005,000

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended	Year Ended	Period Ended
	March 31,	March 31,	March 31,
	2015	2014	2013(1)
Net asset value,
beginning of year/period	$38.04	$30.81	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.06)	0.03	0.09
Net realized and unrealized
gain (loss) on investments	7.20	7.58	5.78
Total from investment operations	7.14	7.61	5.87

LESS DISTRIBUTIONS:
Distributions from
Net investment income	— (5)	— (5)	(0.06)
Net realized gain	—	(0.38)	—
Total distributions	—	(0.38)	(0.06)

Net asset value, end of year/period	$45.18	$38.04	$30.81

Total return	18.78%	24.79%	23.51	%(3)

SUPPLEMENTAL DATA:
Net assets at end of
year/period (000’s)	$131,021	$87,487	$10,782

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.95%	0.95%	0.95	%(4)
Net investment income (loss)
to average net assets	-0.14%	0.08%	0.35	%(4)

Portfolio turnover rate(6)	78%	66%	205	%(3)

(1)	Commencement of operations on May 30, 2012.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Less than $0.005 per share.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF
NOTES TO FINANCIAL STATEMENTS
March 31, 2015

NOTE 1 – ORGANIZATION

AlphaClone Alternative Alpha ETF (the “Fund”) is a series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek investment results that, before fees and expenses, track the AlphaClone Hedge Fund Long/Short Index (the “Index”). The Fund commenced operations on May 30, 2012.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The standard fixed creation transaction fee for the Fund is $200. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a  maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

AlphaClone Alternative Alpha ETF
NOTES TO FINANCIAL STATEMENTS
March 31, 2015 (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures.

The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2015, the Fund did not hold any fair valued securities. As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would

AlphaClone Alternative Alpha ETF
NOTES TO FINANCIAL STATEMENTS
March 31, 2015 (Continued)

use in valuing the asset or liability, and would be based on the best information available. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$129,421,210	$—	$—	$129,421,210
Real Estate
Investment Trusts	1,441,801	—	—	1,441,801
Short-Term
Investments	162,326	—	—	162,326
Total Investments
in Securities	$131,025,337	$—	$—	$131,025,337

^ See Schedule of Investments for industry breakouts.

Transfers between levels are recognized at the end of the reporting period. As of and for the year ended March 31, 2015, the Fund recognized no transfers to/from all Levels. The Fund did not invest in any Level 3 investments during the year.

B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the year ended March 31, 2015, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.

AlphaClone Alternative Alpha ETF
NOTES TO FINANCIAL STATEMENTS
March 31, 2015 (Continued)

As of and during the year ended March 31, 2015, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the year ended March 31, 2015, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At March 31, 2015, the Fund’s post-October capital and late year ordinary loss was $2,061,355 and $237,736, respectively.  At March 31, 2015, the Fund had $104,709 in short-term capital loss carryforward available for federal income tax purposes, with an indefinite expiration.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.  For the year ended March 31, 2015, the Fund estimated that 100% of distributions from master limited partnerships would be treated as return of capital. These estimates may subsequently be revised based on information received from the master limited partnerships after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption

AlphaClone Alternative Alpha ETF
NOTES TO FINANCIAL STATEMENTS
March 31, 2015 (Continued)

price per share for creation units of the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2015, the following table shows the reclassifications made:

Undistributed Net	Accumulated Net Realized	Paid-In
Investment Income/(Loss)	Gain/(Loss)	Capital
$(115,683)	$(12,290,242)	$12,405,925

During the year ended March 31, 2015, the Fund realized $12,467,010 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

I.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or  disclosures in the Fund’s financial statements.

J.
Recent Accounting Pronouncement. In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact, if any, these changes will have on the Funds’ financial statement disclosures.

AlphaClone Alternative Alpha ETF
NOTES TO FINANCIAL STATEMENTS
March 31, 2015 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisors, LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.  Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.  For services provided to the Fund, the Fund pays the Adviser 0.95% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the processing and payment of the Fund’s expenses and serves as the fund accountant. USBFS also serves as the transfer agent to the Fund.  U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2015, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were $200,346,507 and $72,841,758, respectively.

AlphaClone Alternative Alpha ETF
NOTES TO FINANCIAL STATEMENTS
March 31, 2015 (Continued)

For the year ended March 31, 2015, in-kind transactions associated with creations and redemptions were $98,173,250 and $197,311,164, respectively.

There were no purchases or sales of U.S. Government securities during the year ended March 31, 2015.

NOTE 5 – TAX INFORMATION

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at March 31, 2015 was as follows:

Tax cost of investments	$125,747,481
Gross tax unrealized appreciation	8,486,936
Gross tax unrealized depreciation	(3,209,080)
Net net unrealized appreciation/(depreciation)	5,277,856
Undistributed ordinary income	—
Undistributed long term capital gains	—
Total distributable earnings	—
Other accumulated gain/(loss)	(2,403,800)
Total accumulated gain/(loss)	$2,874,056

The difference between the cost of investments amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sale losses in security transactions.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the years ended March 31, 2015 and March 31, 2014 was as follows:

	Year Ended	Year Ended
	March 31, 2015	March 31, 2014
Ordinary Income	$8,998	$ 4,215
Realized Gain	$ —	$344,556

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2015 (Continued)

NOTE 7 – RESULTS OF SHAREHOLDER MEETING (Unaudited)

A Special Meeting of Shareholders of the AlphaClone Alternative Alpha ETF and certain other series of the Trust was held on March 26, 2015 and adjourned until each of April 9, 2015 and May 1, 2015 at the offices of U.S. Bancorp Fund Services, LLC, 615 East Michigan Avenue, Milwaukee, Wisconsin, pursuant to notice given to all shareholders of record of each series of the Trust at the close of business on December 29, 2015. At the Special Meeting, shareholders were asked to approve the following proposals, and the tabulation of the shareholder votes rendered the following results:

Proposals (Fund only)	Votes For	Votes Against	Abstained
To approve a new Investment
Advisory Agreement between
Exchange Traded Concepts,
LLC (“ETC”) and the Trust,
on behalf of the Fund.	1,176,961	10,872	15,104

To approve a new Sub-Advisory
Agreement between ETC and
Vident Investment Advisory, LLC.	1,170,608	15,960	16,371

To approve a “manager of
managers” arrangement that
would grant the Fund and
ETC greater flexibility to change
sub-advisory arrangements
without shareholder approval,
subject to prior approval by
the Board of Trustees.	1,086,614	100,871	15,452

Proposals (Trust)	Votes For	Votes Against	Abstained
To elect Michael A. Castino to
serve as Trustee until his
successor is elected and qualified.1	1,886,329	19,976	0

1	Ronald T. Beckman, David A. Massart, and Leonard M. Rush continued to serve as Trustees of the Trust following the special meeting.

AlphaClone Alternative Alpha ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AlphaClone Alternative Alpha ETF and
Board of Trustees of ETF Series Solutions

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AlphaClone Alternative Alpha ETF (the “Fund”), a series of ETF Series Solutions, as of March 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AlphaClone Alternative Alpha ETF, a series of ETF Series Solutions, as of March 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio
May 29, 2015

AlphaClone Alternative Alpha ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 23, 2014 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

●	the Interim Advisory Agreement between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the AlphaClone Alternative Alpha ETF (“AlphaClone” or the “Fund”);
●	the Advisory Agreement (together with the Interim Advisory Agreement, the “Advisory Agreements”) between the Adviser and the Trust, on behalf of the Fund;
●	the Interim Sub-Advisory Agreement between the Adviser, the Trust, on behalf of AlphaClone, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”); and
●	the Sub-Advisory Agreement (together with the Interim Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between the Adviser, the Trust, on behalf of AlphaClone, and VIA.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and VIA regarding, among other things: (i) the nature, extent and quality of the services to be provided to the Fund by the Adviser and VIA; (ii) historical performance of the Fund; (iii) the Adviser and VIA’s costs and profits they will realize in providing their services, including any fall-out benefits enjoyed by each firm; (iv) comparative fee and expense data for the Fund; (v) the extent to which the Agreements reflect economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Meeting, representatives from the Adviser and VIA, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s and VIA’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and VIA provided overviews of their advisory businesses, including investment personnel and investment processes. The Adviser and VIA separately discussed their experience with exchange-traded funds (“ETFs”). The representatives of VIA discussed the services to be provided by their firm, which would be responsible for executing purchase and sale transactions in the Fund. The Board then discussed the written materials that it received before the Meeting, the oral presentations and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

AlphaClone Alternative Alpha ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Approval of the Advisory Agreements with the Adviser

Nature, Extent and Quality of Services Provided.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, noting that the services to be provided under the Advisory Agreement and Interim Advisory Agreement were identical in all material respects to those services provided under the Fund’s prior advisory agreement. In particular, they noted that the Adviser had served as the Fund’s investment adviser since its inception.

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered the Adviser’s experience working with ETFs, including other series of the Trust. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s Chief Compliance Officer and the ownership structure of the firm. The Board also considered its experience with the Adviser providing investment management services to the Fund and other series of the Trust.

The Board also considered other services to be provided to the Fund, such as overseeing the activities of the Fund’s investment sub-adviser, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Historical Performance.  The Board then considered the past performance of the Fund. The Board also considered that the Advisory Agreements do not alter the current allocation of responsibilities between the Adviser and the Fund’s sub-adviser, and that the Fund’s sub-adviser will continue to furnish an investment program in respect of, make investment decisions for, and place all orders for the purchase and sale of securities for the Fund’s investment portfolio, subject to oversight of the Board and the Adviser. The Board noted that the distinctive indexed investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which the Fund achieved its objective as a passively-managed index fund.

Costs of Services Provided and Economies of Scale.  The Board reviewed the advisory fee to be paid to the Adviser for its services to the Fund under the Advisory Agreements and noted that at the time the current Investment Advisory Agreement was last approved by the Board, the Fund’s total expense ratio was in line with the average expense ratio for peer funds in Morningstar’s Multialternative ETF and Long/Short Equity ETF categories.

AlphaClone Alternative Alpha ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund and its sponsor, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund.

The Board determined that the Adviser is likely to realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale are currently shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement and Interim Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement and Interim Advisory Agreement, including the compensation payable under the agreements, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement and Interim Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreements with VIA

Nature, Extent and Quality of Services Provided.  The Board considered the Sub-Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, including the qualifications, experience and responsibilities of the portfolio manager for the Fund. The Board noted that the services to be provided under the Sub-Advisory Agreements were identical in all material respects to those services provided under the prior sub-advisory agreement for the Fund with Index Management Solutions, LLC (“IMS”).

The Board considered the Sub-Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, including the qualifications, experience and responsibilities of the portfolio manager. The Board noted, in particular, that the Fund’s portfolio manager had generally managed the Fund since its inception with the Fund’s previous sub-adviser, which would enable continuity of Fund management.

In considering the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance

AlphaClone Alternative Alpha ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

infrastructure and the determination of the Trust’s Chief Compliance Officer that the Sub-Adviser has appropriate compliance policies and procedures in place. The Board noted that it had previously received a copy of the Sub-Adviser’s registration form (“Form ADV”), as well as the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff. The Board noted that, although the Sub-Adviser currently managed only a single ETF, the Sub-Adviser will also benefit from its portfolio manager’s past experience managing the Fund. After discussion, the Independent Trustees concluded that the Sub-Adviser has the appropriate personnel and compliance policies and procedures to perform its duties under the Sub-Advisory Agreements and that the nature, overall quality, cost and extent of such services was expected to be satisfactory.

Historical Performance.  The Board then considered the past performance of the Fund. The Board noted that the Sub-Adviser had not previously managed the Fund; however, because the Sub-Adviser’s portfolio manager had been primarily responsible for the day-to-day management of the Fund from its inception until November 2014, the performance of the Fund during that period reflected on the Sub-Adviser’s portfolio management abilities. The Board noted that, because the Fund is designed to track the performance of an index not managed by the Sub-Adviser’s portfolio manager, the relevant performance of the Fund was the extent to which the Fund tracked the returns of its underlying index, excluding the Fund’s fees and expenses. The Board noted that, for the fiscal year ended March 31, 2014, tracking error was less than 0.50%, although tracking error since inception was greater. The Board noted that the Fund had been operating for less than three years, which was a short period of time by which to judge the portfolio manager’s performance.

Costs of Services Provided and Economies of Scale.  The Board reviewed the advisory fees to be paid by the Adviser to VIA for its services to the Fund under the Sub-Advisory Agreement and Interim Sub-Advisory Agreements. The Board considered that the fees to be paid to VIA would be paid by the Adviser from the fee the Adviser received from the respective Fund and noted that the fees reflected an arms-length negotiation between the Adviser and VIA. The Board noted that the asset-based fees paid to VIA under the Sub-Advisory Agreements were lower than the fees paid under the current sub-advisory agreement with IMS, although the Sub-Advisory Agreements had a higher minimum annual fee than the current sub-advisory agreement with IMS. The Board further noted that any difference in the fee would not affect Fund shareholders because it would be paid by the Adviser and not by the Fund.

The Board further determined that the fees reflected an appropriate allocation of the advisory fees paid to the Adviser given the work performed by each firm. The Board concluded that the proposed sub-advisory fees were reasonable.

AlphaClone Alternative Alpha ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser and its affiliates from VIA’s relationship with the Fund, taking into account the Sub-Adviser’s expected profitability.

The Board recognized that the Sub-Adviser is likely to realize economies of scale in managing the Fund as assets grow in size. However, it was the consensus of the Board that based on the current size of the Fund, economies had not been reached at this time and the matter of economies of scale would be revisited as the Fund’s size increases.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement and Interim Sub-Advisory Agreements; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement and Interim Sub-Advisory Agreements, including the compensation payable under the agreements, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement and Interim Sub-Advisory Agreements was in the best interests of the Fund and its shareholders.

AlphaClone Alternative Alpha ETF
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for AlphaClone Alternative Alpha ETF was at a premium or discount to its daily net asset value (NAV). The chart presented represents past performance and cannot be used to predict future results.

	Year Ended		Year Ended
	March 31, 2015		March 31, 2014
	Number	Percentage	Number	Percentage
Premium/Discount Range	of Days	of Total Days	of Days	of Total Days
Greater than 0.50%	2	0.8%	6	2.4%
Greater Than or Equal to
0.25% And Less Than 0.5%	4	1.6%	41	16.2%
Greater Than or Equal to
0.0% And Less Than 0.25%	149	59.1%	144	56.9%
Greater Than or Equal to
-0.25% And Less Than 0.0%	84	33.3%	47	18.6%
Greater Than or Equal to
-0.5% And Less Than -0.25%	12	4.8%	12	4.7%
Less than -0.5%	1	0.4%	3	1.2%

AlphaClone Alternative Alpha ETF
EXPENSE EXAMPLE
For the Six Months Ended March 31, 2015 (Unaudited)

As a shareholder of AlphaClone Alternative Alpha ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 – March 31, 2015).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	October 1, 2014	March 31, 2015	During the Period(1)
Actual	$1,000	$1,132	$5.05
Hypothetical (5% annual	$1,000	$1,020	$4.78
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the most recent twelve month period.

AlphaClone Alternative Alpha ETF
TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name,	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee(1)	5 Years
Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	6	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since	Index Services, Zacks
		2014;	Investment Management
		Chairman	(2011–2013); Vice
		since	President, Marco Polo
		2013	Network (financial
services firm) (2009–2011).
Independent Trustees

Ronald T. Beckman	Trustee	Indefinite	Retired; formerly Audit	6	None
Born: 1947		term;	Partner specializing in
		since	investment management,
		2012	PricewaterhouseCoopers
LLP (1972–2004).

David A. Massart	Trustee	Indefinite	Co-Founder and Chief	6	Independent
Born: 1967		term;	Investment Strategist,		Trustee,
		since	Next Generation Wealth		Managed
		2012	Management, Inc.		Portfolio
			(since 2005).		Series (26
portfolios).

Leonard M. Rush, CPA	Trustee	Indefinite	Retired; formerly Chief	6	Independent
Born: 1946		term;	Financial Officer,		Trustee,
		since	Robert W. Baird & Co.		Managed
		2012	Incorporated (2000–2011).		Portfolio
Series (26
portfolios);
Director,
Anchor
Bancorp
Wisconsin,
Inc.
(2011–2013).

(1)
The Fund Complex includes the Trust and each other registered investment company for which the Adviser serves as investment adviser. The Fund does not hold itself out as related to any other investment company for investment purposes.

AlphaClone Alternative Alpha ETF
TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:
Term of
Office and
Name,	Position(s)	Length of
and Year	Held with	Time	Principal Occupation(s)
of Birth	Fund	Served	During Past Five Years
Principal Officers of the Trust

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1979	and	term;	(since 2008); Manager, PricewaterhouseCoopers LLP
	Assistant	President	(accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky, Esq.	Vice	Indefinite	Vice President, USBFS (since 2012); Associate,
Born: 1981	President	term;	Thompson Hine LLP (law firm) (2008–2012).
and		since 2014
Secretary		(other roles
since 2013)

Michael R. McVoy	Chief	Indefinite	Executive Vice President and Chief Compliance Officer,
Born: 1957	Compliance	term;	USBFS (since 1986).
	Officer	since 2013

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Assistant Vice President, USBFS (since 2011); Manager,
Born: 1977		term;	PricewaterhouseCoopers LLP (accounting firm)
		since	(2005–2011).
2014
(other roles
since 2013)

AlphaClone Alternative Alpha ETF
FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended March 31, 2015, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2015 was 100%.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on their website at www.alphaclonefunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.alphaclonefunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

AlphaClone Alternative Alpha ETF
PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us orally; and
●	Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

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Adviser
Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, Oklahoma  73013

Sub-Adviser
Vident Investment Advisory, LLC
89 Headquarters Plaza, North Tower, Suite 334
Morristown, New Jersey  07960

Index Provider
AlphaClone
One Market Street
Steuart Tower, Suite 1208
San Francisco, California  94105

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

Legal Counsel
Morgan Lewis
2020 K Street NW
Washington, DC  20006-1806

AlphaClone Alternative Alpha ETF
Symbol – ALFA
CUSIP – 26922A305

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is incorporated by reference, Form N-CSR filed on 6/6/2014, SEC Accession # 0000898531-14-000238.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2015	FYE 3/31/2014
Audit Fees	$13,500	$13,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services, Ltd applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2015	FYE 3/31/2014
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2015	FYE 3/31/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)          /s/Paul Fearday
Paul Fearday, Principal Executive Officer

Date     June 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/Paul Fearday
Paul Fearday, Principal Executive Officer
Date     June 8, 2015

By (Signature and Title)*        /s/ Kristen Weitzel
Kristen Weitzel, Treasurer

Date     June 8, 2015

* Print the name and title of each signing officer under his or her signature.